Document and Entity Information	Aug. 31, 2015
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2015
Registrant Name	BAIRD FUNDS INC
Central Index Key	0001282693
Amendment Flag	false
Document Creation Date	Aug. 31, 2015
Document Effective Date	Aug. 31, 2015
Prospectus Date	May 01, 2015
Baird Quality Intermediate Municipal Bond Fund | Institutional
Prospectus:
Trading Symbol	BMBIX
Baird Quality Intermediate Municipal Bond Fund | Investor
Prospectus:
Trading Symbol	BMBSX